Investment Objectives and Goals - TrueShares Seasonality Laddered Buffered ETF	Jul. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES SEASONALITY LADDERED BUFFERED ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of TrueShares Seasonality Laddered Buffered ETF (the “Fund”) is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.